Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies
Obligation in accounts payable and liabilities	$ 37,984	$ 37,984
Rent expenses	16,000	$ 39,000
Monthly lease expenses	1,000
Loss on breach of contract	$ 1,000,000